INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes payable	R$ 74,190	R$ 76,483
Social contribution taxes payable	23,755	16,614
Total	97,945	93,097
Current	1,693	6,585
Non-current	R$ 96,252	R$ 86,512